Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2013
Collection Period	Dec-13	30/360 Days	30	Collection Period Start	1-Dec-13
Distribution Date	15-Jan-14	Actual/360 Days	30	Collection Period End	31-Dec-13
				Prior Month Settlement Date	16-Dec-13
				Current Month Settlement Date	15-Jan-14

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,295,905,565.09	335,984,113.23	315,775,206.99	0.251943
Yield Supplement Overcollaterization		42,547,591.12	5,336,469.51	4,812,174.96
Total Adjusted Portfolio		1,253,357,973.97	330,647,643.72	310,963,032.03
Total Adjusted Securities		1,253,357,973.97	330,647,643.72	310,963,032.03	0.248104
Class A-1 Notes	0.26128%	252,100,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.65000%	382,100,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.18000%	304,000,000.00	15,489,669.75	0.00	0.000000
Class A-4 Notes	1.94000%	261,890,000.00	261,890,000.00	257,695,058.06	0.983982
Certificates	0.00000%	53,267,973.97	53,267,973.97	53,267,973.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	15,489,669.75	15,231.51	50.9528610	0.0501037
Class A-4 Notes	4,194,941.94	423,388.83	16.0179539	1.6166667
Certificates	0.00	0.00	-	-
Total Securities	19,684,611.69	438,620.34

I. COLLECTIONS

Interest:
Interest Collections		733,683.92
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		733,683.92

Principal:
Principal Collections		19,835,988.18
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		19,835,988.18

Recoveries of Defaulted Receivables		142,426.56
Servicer Advances		0.00

Total Collections		20,712,098.66

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	35,955	330,647,643.72
Total Principal Payment		19,684,611.69
	35,190	310,963,032.03

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2013

III. DISTRIBUTIONS

Total Collections	20,712,098.66
Reserve Account Draw	0.00
Total Available for Distribution	20,712,098.66

1. Reimbursement of Advance	19,762.43

2. Servicing Fee:
Servicing Fee Due	279,986.76
Servicing Fee Paid	279,986.76
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	15,231.51

Class A-3 Notes Monthly Interest Paid	15,231.51
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	423,388.83

Class A-4 Notes Monthly Interest Paid	423,388.83
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	438,620.34
Total Note Monthly Interest Paid	438,620.34
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	19,973,729.13

4. Total Monthly Principal Paid on the Notes	15,489,669.75

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	19,684,611.69
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	289,117.44
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	289,117.44

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,133,394.93
Required Reserve Account Amount	3,133,394.93
Beginning Reserve Account Balance	3,133,394.93
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,133,394.93

Required Reserve Account Amount for Next Period	3,133,394.93

VI. POOL STATISTICS

Weighted Average Coupon	2.55%
Weighted Average Remaining Maturity	25.26

Principal Recoveries of Defaulted Receivables	142,426.56
Principal on Defaulted Receivables	372,918.06
Pool Balance at Beginning of Collection Period	335,984,113.23
Net Loss Ratio	0.82%

Net Loss Ratio for Second Preceding Collection Period	0.83%
Net Loss Ratio for Preceding Collection Period	-0.07%
Net Loss Ratio for Current Collection Period	0.82%
Average Net Loss Ratio	0.53%

Cumulative Net Losses for all Periods	6,614,170.41

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,676,044.84	403
61-90 Days Delinquent	1,148,041.85	104
91-120 Days Delinquent	355,124.32	28
Total Delinquent Receivables:	6,179,211.01	535
61+ Days Delinquencies as Percentage of Receivables	0.48%	0.38%

Delinquency Ratio for Second Preceding Collection Period		0.26%
Delinquency Ratio for Preceding Collection Period		0.34%
Delinquency Ratio for Current Collection Period		0.38%
Average Delinquency Ratio		0.33%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO